Inventories (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Inventories
Inventories	5. Inventories The Company’s inventories by type were as follows:
March 31, 2014
Bunkers	596,768
Lubricants	358,381
Victualing	83,840
Bonded stores	15,354
Communication cards	3,986
Total	1,058,329
4. Inventories Inventories by type were as follows:
March 31, 2013
Bunkers	1,200,591
Victualing	64,969
Bonded stores	16,924
Lubricants	418,987
Communication cards	6,770
Total	1,708,241